Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING REVENUES	$ 78,335	$ 60,928	$ 62,714
COST OF REVENUES	37,951	28,960	30,741
GROSS PROFIT	40,384	31,968	31,973
OPERATING EXPENSES
Research and development (a)	17,119	19,065	19,766
Selling, general and administrative (a)	17,742	19,286	20,332
Total operating expenses	34,861	38,351	40,098
INCOME (LOSS) FROM OPERATIONS	5,523	(6,383)	(8,125)
NON-OPERATING INCOME
Interest income	506	543	369
Foreign exchange (loss) gain, net	(238)	(162)	108
Net (loss) gain recognized on long-term investments (note 8)	(79)	788	9,916
Gain on sale of real estate (note 9)		500
Government grants	817	204	252
Other, net	535	642	709
Total non-operating income	1,541	2,515	11,354
INCOME (LOSS) BEFORE INCOME TAX	7,064	(3,868)	3,229
INCOME TAX EXPENSE (note 13)	937	1,171	1,141
NET INCOME (LOSS)	6,127	(5,039)	2,088
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Foreign currency translation adjustments	1,082	(85)	(677)
Unrealized pension gain	4	65	14
Total other comprehensive income (loss)	1,086	(20)	(663)
COMPREHENSIVE INCOME (LOSS)	$ 7,213	$ (5,059)	$ 1,425
EARNINGS (LOSS) PER SHARE (note 16)
Basic (in dollars per share)
Diluted (in dollars per share)
NUMBER OF SHARES USED IN EARNINGS (LOSS) PER SHARE CALCULATION:
Basic (in thousands) (in shares)	1,348,899	1,316,032	1,300,795
Diluted (in thousands) (in shares)	1,436,208	1,316,032	1,330,822
(a) INCLUDES STOCK-BASED COMPENSATION CHARGE AS FOLLOWS:
Research and development	$ 293	$ 272	$ 241
Selling, general and administrative	$ 1,121	$ 1,190	$ 1,180